Document and Entity Information	Jul. 29, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-396972
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 29, 2022 (the “Closing”), the registrant, FiscalNote Holdings, Inc. (formerly known as Duddell Street Acquisition Corp.) (the “Company”) consummated the previously announced acquisition of FiscalNote Intermediate Holdco, Inc. (formerly FiscalNote Holdings, Inc.) (“Old FiscalNote”), pursuant to that certain Agreement and Plan of Merger, dated as of November 7, 2021 (as amended by the First Amendment to Agreement and Plan of Merger, dated May 9, 2022), by and among Duddell Street Acquisition Corp. (“DSAC”), Old FiscalNote and Grassroots Merger Sub, Inc., a wholly owned subsidiary of DSAC (“Merger Sub”), pursuant to which Merger Sub merged with and into Old FiscalNote, with Old FiscalNote surviving the merger. Unless the context otherwise requires, “DSAC” refers to the registrant prior to the Closing, and “we”, “us,” “our” and the “Company” refer to the registrant and its subsidiaries, including Old FiscalNote, following the Closing. This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment No. 1”) amends the Current Report on Form 8-K of the Company, filed on August 2, 2022 (the “Original Form 8-K”), in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Form 8-K). This Amendment No. 1 is being filed to include the financial statements of Old FiscalNote for the six months ended June 30, 2022, including pro forma financial statements as of such time period. This Amendment No. 1 does not amend any other item of the Original Form 8-K or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Form 8-K. The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Form 8-K/A.
Entity Central Index Key	0001823466
Class A shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NOTE
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	NOTE.WS
Security Exchange Name	NYSE